Receivables - Summary of Accounts and Notes Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 18,662	$ 18,457
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,023	9,257
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	8,550	9,127
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 89	$ 73